Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) $ / shares in Units, $ / shares in Units, $ in Billions					1 Months Ended																								12 Months Ended		36 Months Ended
	Oct. 04, 2021 USD ($) $ / shares shares	Oct. 04, 2021 £ / shares	Oct. 04, 2021 HKD ($) $ / shares shares	Sep. 24, 2021 £ / shares	Dec. 31, 2021 USD ($) shares	Nov. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Aug. 31, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Oct. 04, 2021	Dec. 31, 2021 £ / shares	Nov. 30, 2021 £ / shares	Oct. 31, 2021 £ / shares	Sep. 30, 2021 £ / shares	Sep. 25, 2021 $ / shares	Aug. 31, 2021 £ / shares	Jul. 31, 2021 £ / shares	Jun. 30, 2021 £ / shares	May 31, 2021 £ / shares	Apr. 30, 2021 £ / shares	Mar. 31, 2021 £ / shares shares	Feb. 28, 2021 £ / shares	Jan. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares	Nov. 30, 2020 £ / shares	Oct. 31, 2020 £ / shares	Sep. 30, 2020 £ / shares	Aug. 31, 2020 £ / shares	Jul. 31, 2020 £ / shares	Jun. 30, 2020 £ / shares	May 31, 2020 £ / shares	Apr. 30, 2020 £ / shares	Mar. 31, 2020 £ / shares	Feb. 29, 2020 £ / shares	Jan. 31, 2020 £ / shares
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings | $					$ 267,000,000												$ 243,000,000												$ 267,000,000	$ 243,000,000
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held					11,700,000												11,200,000												11,700,000	11,200,000
Market value of shares held | $					$ 201,000,000												$ 205,000,000												$ 201,000,000	$ 205,000,000
Number of shares purchased					76,926	53,867	436,771	312,226	57,004	60,473	121,472	52,989	2,438,884	55,545	69,865	74,817	70,814	74,178	116,802	75,368	72,287	87,239	167,724	81,377	5,363,563	79,057	62,680	62,395	3,810,839	6,313,484
Cost of shares purchased | $					$ 1,355,942	$ 1,072,374	$ 8,410,274	$ 7,961,098	$ 1,128,450	$ 1,145,078	$ 2,508,974	$ 1,183,836	$ 52,512,098	$ 1,189,784	$ 1,251,067	$ 1,443,158	$ 1,217,842	$ 1,233,127	$ 1,764,694	$ 1,138,447	$ 1,167,008	$ 1,365,109	$ 2,540,749	$ 1,117,783	$ 68,010,967	$ 1,110,374	$ 1,183,717	$ 1,195,275	$ 81,162,133	$ 83,045,092
Shares held in trust for employee incentive plans | Minimum
Transactions in Prudential plc shares
Share price | £ / shares																																£ 13.20	£ 14.77	£ 14.48	£ 14.89		£ 14.20	£ 13.62	£ 14.62	£ 15.82	£ 15.45	£ 14.91	£ 12.42	£ 14.12	£ 12.78	£ 10.62	£ 11.49	£ 11.61	£ 12.21	£ 12.30	£ 11.86	£ 11.16	£ 10.21	£ 11.18	£ 14.57	£ 14.42
Shares held in trust for employee incentive plans | Maximum
Transactions in Prudential plc shares
Number of shares held																																										15,100,000
Share price | £ / shares																																£ 13.24	£ 14.83	£ 14.99	£ 15.24		£ 14.37	£ 13.78	£ 14.89	£ 15.96	£ 15.55	£ 15.49	£ 12.96	£ 14.48	£ 12.83	£ 12.76	£ 11.71	£ 11.68	£ 12.33	£ 12.51	£ 12.67	£ 11.30	£ 10.48	£ 11.40	£ 14.60	£ 14.68
Share offer
Transactions in Prudential plc shares
Share price | £ / shares				£ 13.92
Number of shares issued	130,800,000		130,800,000																										130,780,350
Share offer price | (per share)		£ 13.51	$ 143.80
Share issue expenses | $	$ 41,000,000
Net proceeds from the offer	$ 2,400,000,000		$ 18.5
Net proceeds per share | $ / shares	$ 18.34
Market price of shares issued | $ / shares																																				$ 147.70
Discount percentage on closing price				2.90%
Percentage increase in issued share capital due to non pre-emptive issuance for cash																															5.00%
Proceeds from issuing shares utilised to redeem debt	$ 2,300,000,000		$ 17.5
Public offer
Transactions in Prudential plc shares
Number of shares issued	6,500,000		6,500,000
International placing
Transactions in Prudential plc shares
Number of shares issued	124,200,000		124,200,000